Preferred and Common Stock - Puttable Common Stock (Table) (Details) - Puttable Common Stock - USD ($) $ in Thousands		12 Months Ended
	Jan. 06, 2016	Dec. 31, 2017	Dec. 31, 2016
Common Stock
Begining Balance, Number of shares		16,667
Beginning Balance, amount		$ 2,500
Redemption of puttable common stock, shares	(6,667)	(16,667)	(26,667)
Redemption of puttable common stock, value		$ (2,500)
Ending Balance, Number of shares		0	16,667
Ending Balance, amount		$ 0	$ 2,500